Advance to Suppliers, Net - Schedule of Movements in Allowance of Doubtful Accounts (Details) - CNY (¥)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements in Allowance of Doubtful Accounts [Abstract]
Beginning balance		¥ 4,871,715	¥ 4,871,715	¥ 5,216,045
Additions					5,216,045
Reversal				(344,330)
Write-off		(4,871,715)	(4,871,715)
Ending balance				¥ 4,871,715	¥ 5,216,045